CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical)	12 Months Ended
Jun. 30, 2015 USD ($)
Statement of Stockholders' Equity [Abstract]
Stock issuance costs	$ 127,512